SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF PERFORMANCE OBLIGATIONS AND REVENUE RECOGNITION POLICIES

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and related revenue recognition policies.

Type of product or service	Nature of timing of satisfaction of performance obligations including significant payment terms	Revenue recognition policies
Commissions from real estate contracts	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received	Revenue is recognized at a point in time as the purchase agreement is closed and the sale is executed
Title Fees (Escrow and Title Insurance)	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received	Revenue is recognized at a point in time when the transaction is closed and paid
Mortgage Broker	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received	Revenue is recognized at a point in time when the loan has been funded

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Computer equipment:	3 years
Furniture and fixtures:	5-10 years.